SEPARATE ACCOUNT ASSETS AND LIABILITIES - Investments In The Company's Separate Account Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Separate account assets	$ 1,045	$ 0
Separate Account
Condensed Financial Statements, Captions [Line Items]
Separate account assets	1,045	0	$ 0
Separate Account | Cash and cash equivalents
Condensed Financial Statements, Captions [Line Items]
Separate account assets	4	0
Separate Account | Bonds
Condensed Financial Statements, Captions [Line Items]
Separate account assets	115	0
Separate Account | Equity securities
Condensed Financial Statements, Captions [Line Items]
Separate account assets	894	0
Separate Account | Investment funds
Condensed Financial Statements, Captions [Line Items]
Separate account assets	27	0
Separate Account | Other assets
Condensed Financial Statements, Captions [Line Items]
Separate account assets	$ 5	$ 0